Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (6,574,023)	$ (6,163,556)	$ (10,237,297)	$ (18,098,918)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debts		35,699	102,677	2,189
Write-off of inventory			55,112
Depreciation and amortization	434,595	493,306	651,654	1,271,473
Gain on disposal of plant and equipment	5	(206)	(205)	(1,438)
Gain from early lease termination				(1,064)
Impairment loss of intangible assets		135,000	135,000	276,000
Impairment loss of goodwill			6,348
Loss on disposal of a subsidiary	8,157		75
Write-off of plant and equipment		8,480	75,894	386,160
Write-off of intangible asset	209,172
Waiver of loan payable	(8,509)	(43,792)	(43,835)	(192,716)
Stock based compensation for services	1,044,789	737,248	804,733	3,969,392
Deferred tax assets	47,260	85,742	91,508	(149,858)
Treasury stock				145,000
Change in operating assets and liabilities:
Accounts receivable	(208,491)	654,686	1,208	(167,307)
Inventories	78,136	174,551	178,936	550,674
Deposits, prepayments and other receivables	(13,267,792)	(1,407,828)	(3,185,286)	592,899
Contract assets	258,713	(338,219)	(108,580)	(227,058)
Contract liabilities	(699,290)	(49,535)	277,609	(260,518)
Accounts payables	357,017	1,106,556	1,462,898	412,847
Accrued liabilities and other payables	(4,202,549)	3,401,850	12,207,945	(2,522,661)
Due to related parties	1,662	(7,512)	(1,332)	180,305
Right of use assets	356,463	365,352	481,516	569,508
Operating lease liabilities	(356,862)	(365,970)	(483,083)	(643,043)
Net cash provided by (used in) operating activities	(22,521,547)	(1,178,148)	2,473,495	(13,908,134)
Cash flows from investing activities:
Purchase of plant, and equipment	(3,963)	(9,826)	(29,959)	(219,214)
Purchase of intangible assets				(143,771)
Purchase of subsidiary				(10,000)
Cash from purchase of subsidiary and business operation				32,739
Net cash used in investing activities	(3,963)	(9,826)	(29,959)	(340,246)
Cash flows from financing activities:
Proceeds from private placements	300,000	250,000	250,000
Proceeds from share issuance for ATM	1,938,469
Proceeds from issuance of convertible notes	4,300,002
Proceeds from loans		405,564	885,020
Repayment of loans	(91,905)	(5,894)	(795,322)
Repurchase of common share				(785,525)
Proceeds from public offering, net of offering costs	15,204,319
Proceed from the sale of treasury stock		1,137,273	1,137,273
Net cash provided by (used in) financing activities	21,650,885	1,786,943	1,476,971	(785,525)
Effect on exchange rate change on cash and cash equivalents	(206,652)	(48,480)	39,490	(245,449)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(1,081,277)	550,489	3,959,997	(15,279,354)
CASH AND CASH EQUIVALENT AT BEGINNING OF YEAR	7,683,979	3,723,982	3,723,982	19,003,336
Total cash, cash equivalents and restricted cash	6,602,702	4,274,471	7,683,979	3,723,982
Supplemental disclosure of cash flow information:
Cash paid for interest	1,153	41,511	151,524	235
Cash paid for income tax		23,647	40,065	7,225
NON-CASH INVESTING AND FINANCING ACTIVITIES
Right of use assets obtained in exchange for new operating lease liabilities	833,910
Shares issued to acquire subsidiary				62,500
Reconciliation to amounts on audited consolidated balance sheets:
Cash and cash equivalents	6,552,702	4,220,371	7,630,079	3,628,670
Restricted cash	$ 50,000	$ 54,100	$ 53,900	$ 95,312